PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Property Plant And Equipment [Abstract]
Property, plant and equipment

Property, plant and equipment consist of the following (in thousands):

	June 30, 2013	December 31, 2012
Land	$1,888	$2,010
Buildings and improvements	593,989	581,286
Machinery and equipment	379,912	360,199
Capitalized leases for machinery, equipment, buildings, and land	22,445	35,129

	998,234	978,624
Accumulated depreciation and amortization	(353,533)	(313,067)

	644,701	665,557
Construction in progress	15,632	18,303

	$660,333	$683,860

Property, plant and equipment consist of the following (in thousands):

	December 31, 2012	December 31, 2011
Land	$2,010	$1,432
Buildings and improvements	581,286	520,137
Machinery and equipment	360,199	246,584
Capitalized leases for machinery, equipment, buildings, and land	35,129	76,244

	978,624	844,397
Accumulated depreciation and amortization	(313,067)	(235,528)

	665,557	608,869
Construction in progress	18,303	78,807

	$683,860	$687,676

Capital Expenditures

The Company’s capital expenditures by segment were as follows:

	Years Ended December 31,
	2012	2011	2010
Palmarejo	$38,456	$36,976	$54,226
San Bartolomé	25,672	17,731	6,159
Kensington	36,994	34,013	92,730
Rochester	11,794	27,217	2,349
Martha	1,193	3,426	100
Other	1,532	625	430

Net asset additions	$115,641	$119,988	$155,994

Minimum future lease payments under capital and operating leases

Minimum future lease payments under capital and operating leases with terms longer than one year at December 31, 2012 are as follows:

Year Ending December 31,	Capital Leases	Operating Leases
2013	$8,323	$5,065
2014	2,779	4,245
2015	376	3,848
2016	223	546
2017	107	9
2018 and thereafter	230	267

Total minimum payments due	12,038	$13,980
Less: Amount representing interest	(676)

Present value of net minimum lease payments (See Note 14)	11,362
Less: Current maturities	(7,902)

Non-current portion	$3,460